Cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents in the consolidated statements of cash flows [Abstract]
Cash and due from banks		₩ 22,682,652	₩ 19,196,875
Cash and due from banks at amortized cost	₩ 17,363,450
Due from financial institutions with a maturity over three months from date of acquisition	(3,008,188)	(3,010,471)	(4,458,286)
Restricted due from banks	(6,175,506)	(13,435,531)	(9,106,053)
Total	₩ 8,179,756	₩ 6,236,650	₩ 5,632,536	₩ 4,607,251